Cover Page	Jul. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 29, 2020
Entity Registrant Name	NIC INC
Entity Incorporation, State or Country Code	DE
Entity File Number	000-26621
Entity Tax Identification Number	52-2077581
Entity Address, Address Line One	25501 West Valley Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Olathe
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66061
City Area Code	877
Local Phone Number	234-3468
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	EGOV
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001065332
Amendment Flag	false